Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	Feb. 18, 2026	Mar. 31, 2026	Mar. 31, 2025
Non-current assets
Investments accounted for using equity method		€ 6,492	€ 6,892
Total non-current assets		102,626	€ 99,901
Vodafone Ziggo and Telenet Group Holding [Member]
Non-current assets
Proportion of ownership interest in subsidiary	100.00%
Vodafone Ziggo Discontinued Operations [Member]
Non-current assets
Disposal Group, Including Discontinued Operation, Cash Consideration	€ 1,000
Loans and receivables assets held for sale	€ 900
Disposal Group Including Discontinued Operation Non Cash Consideration Percntage	10.00%
Assets and Liabilities Classified as Held for Sale
Non-current assets
Investments accounted for using equity method		174
Total non-current assets		€ 174